Convertible notes at fair value	12 Months Ended
Dec. 31, 2018
Convertible notes at fair value
Convertible notes at fair value

15          Convertible notes at fair value

On September 12, 2018, the Company issued US$30,000 of zero-coupon convertible notes (“the Notes”) at par. The Notes mature on September 12, 2023 and are non-interest bearing, unless the Notes are redeemed or repaid upon the occurrence of events of default or relevant events as defined in the agreement whereby an interest of 5% per annum would be charged. The Company considers the likelihood of occurrence of events or relevant events as defined in the agreement to be remote.

Holder of the Notes has the option to convert the Notes at any time on or after October 22, 2018 up to the close of business of the maturity date (the “Conversion Period”). Any outstanding principal amount not converted within the Conversion Period will mandatorily be converted on the maturity date. The Notes can be converted into the Company’s ADSs at an conversion price of 92% of the lowest of (i) the volume weighted average prices (“VWAP”) of the ADSs over the period from the issue date to the conversion date, (ii) the VWAP of the ADSs over the five trading day period preceding the conversion date, and (iii) a fixed price of USD8. Notwithstanding the foregoing, in no event will the Conversion Price be less than USD2.78. The Company will not issue any fractional ADSs upon conversion of the Notes and will instead pay cash in lieu of any fractional ADSs deliverable upon conversion.

If the VWAP of ADSs on the conversion date is lower than that on September 12, 2018, the Company may make an election to settle in whole by paying the holder of the Notes a cash alternative amount (which is equivalent to principal amount to be converted divided by 92%).

Notwithstanding anything to the contrary in the Notes, no ordinary shares (including ordinary shares represented by ADSs) will be delivered to the Notes holder if such delivery would result in the aggregate number of ordinary shares (including ordinary shares represented by ADSs) to be delivered taken together with the aggregate number of ordinary shares delivered by the Company since the issue date to exceed 19.9% of the Company's outstanding common stock as of the issue date (the "Share Cap"). In such event, the Company's obligation will be satisfied by delivering the maximum number of ADSs such that the delivery does not exceed the Share Cap and any portion of the principal amount that is not so converted will be settled by the Company by paying the cash settlement amount ("Cash Settlement Amount") to such converting holder. The Cash Settlement Amount is the remaining amount divided by 92%.

Concurrently with the issuance of the Notes, the Company offered a put option to the holder of the Notes, whereby the holder has the right to require the Company to repurchase all of the outstanding Notes for cash at a price equal to 100% of the outstanding principal amount plus accrued and unpaid interest to the repurchase date in case of the occurrence of any of the relevant events as defined in the agreement prior to the maturity date. The Company considers the likelihood of occurrence of such relevant events to be remote. The Company also concluded that the feature of contingent put options being considered clearly and closely related to its debt host does not need to be considered as an embedded derivative to be bifurcated.

For both the convertible debt and conversion option which are recognized as financial liabilities, the Company has elected the fair value option under ASC 825-10 to measure the entire instrument at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive loss. Also, ASC 825-10-25-11 requires financial instrument that is legally a single contract not to be separated into parts for purposes of applying the fair value option.

Issuance costs related to the Notes for which the fair value option is elected amounting to US$2,190 have been recognized in earnings as incurred and not deferred in accordance with ASC 825-10-25-3.

The fair value of the Notes was determined using a Monte Carlo simulation with the key assumptions being volatility of 44.32% and risk-free interest rate of 2.52%. The volatility was based on the implied historical volatility of certain comparable companies. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining period until the maturity of the Notes.